PROPERTY, PLANT AND EQUIPMENT (Tables)	12 Months Ended
Aug. 31, 2021
Property, plant and equipment [abstract]
Disclosure of detailed information about property plant and equipment

	LAND	BUILDINGS	CONSTRUCTION IN PROCESS	GROWING & PROCESSING EQUIPMENT	OTHER	RIGHT-OF-USE ASSETS	TOTAL
Cost
Balance, August 31, 2019	$2,211	$70,774	$65,515	$87,931	$6,697	$—	$233,128
Transition to IFRS 16 (Note a)	—	—	—	—	—	2,244	2,244
Additions (Note c)	1,864	22,316	46,847	7,597	1,335	2,220	82,179
Construction completed	—	71,663	(110,234)	37,851	720	—	—
Disposals	—	(517)	—	(436)	(75)	—	(1,028)
Impairment (Note b)	—	(37,214)	—	48	—	—	(37,166)
Balance, August 31, 2020	$4,075	$127,022	$2,128	$132,991	$8,677	$4,464	$279,357

Accumulated depreciation
Balance, August 31, 2019	$—	$(4,237)	$—	$(8,618)	$(1,803)	$—	$(14,658)
Depreciation	—	(4,074)	—	(11,568)	(1,362)	(557)	(17,561)
Disposals	—	108	—	145	29	—	282
Balance, August 31, 2020	$—	$(8,203)	$—	$(20,041)	$(3,136)	$(557)	$(31,937)

Cost
Balance, August 31, 2020	$4,075	$127,022	$2,128	$132,991	$8,677	$4,464	$279,357
Acquisitions through business combination (Note 28)	—	5,786	2,859	720	721	1,742	11,828
Additions (Note c)	—	2,928	1,762	4,655	270	—	9,615
Transfers	—	—	—	—	667	(889)	(222)
Construction completed	—	27	(4,657)	4,630	—	—	—
Disposals	—	—	—	(3,586)	(12)	—	(3,598)
Balance, August 31, 2021	$4,075	$135,763	$2,092	$139,410	$10,323	$5,317	$296,980

Accumulated depreciation
Balance, August 31, 2020	$—	$(8,203)	$—	$(20,041)	$(3,136)	$(557)	$(31,937)
Depreciation	—	(5,456)	—	(22,735)	(1,451)	(822)	(30,464)
Transfers	—	—	—	—	—	222	222
Disposals	—	—	—	1,129	9	—	1,138
Balance, August 31, 2021	$—	$(13,659)	$—	$(41,647)	$(4,578)	$(1,157)	$(61,041)

Net book value
August 31, 2020	$4,075	$118,819	$2,128	$112,950	$5,541	$3,907	$247,420
August 31, 2021	$4,075	$122,104	$2,092	$97,763	$5,745	$4,160	$235,939

Disclosure of detailed information about reconciliation of additions to property, plant and equipment
The following table reconciles additions of property, plant, and equipment per the above table to the purchases of property, plant, and equipment per the statements of cash flows:

	AUGUST 31, 2021	AUGUST 31, 2020
Additions	$21,443	$82,179
Additions related to business combination (Note 28)	(11,828)	—
Additions related to right-of-use lease assets	—	(2,220)
Net change in deferred charges and deposits related to purchases of property, plant and equipment	2,668	—
Net change in accounts payable and accrued liabilities related to purchases of property, plant and equipment	(492)	(2,736)
Purchase of property, plant and equipment	$11,791	$77,223